Condensed Consolidated Interim Statements of Cash Flows	3 Months Ended		12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)
Cash provided by (used in): OPERATING ACTIVITIES
Net loss	$ (9,638,843)	$ (10,560,705)	$ (42,992,724)	$ (52,093,659)
Adjustments to reconcile net losses to net cash used in operating activities:
Depreciation	23,391	46,050	172,425	261,747
Interest due from related parties loan	(784)	(784)	(3,144)
Provision for legal claim	223,089		(848,213)	9,921,298
Provision for contract settlement		1,252,076	1,252,076
Provision for losses on related party transactions		161,110	479,808	1,872,334
Accretion expense		42,026		203,918
Interest expense	4,976	71,318	1,953,499	348,441
Issuance of shares for services		49,714	49,714	61,049
Restricted shares units	113,638	(115,415)
Share based payments	557,003	337,045	7,679,205	7,850,119
Changes in operating assets and liabilities:
Accounts receivable	(200,000)	100,000	100,000	(65,000)
Contract assets and unbilled revenue	6,654		(6,654)	98,359
Tax receivable	(84,291)	(107,208)	(229,948)	(170,149)
Prepaid expenses	20,348	(130,238)	158,287	648,326
Deferred financing costs	85,395		(37,553)	(80,993)
Legal claim payments			(125,000)
Accounts payable and accrued liabilities	212,509	1,776,762	(792,865)	1,615,703
Deferred revenue	(100,000)		100,000	(65,000)
Net cash used in operating activities	(8,776,915)	(7,078,249)	(33,091,087)	(29,593,507)
INVESTING ACTIVITIES
Due from related parties		(161,110)	(479,808)	(1,070,582)
Investment in equipment	(16,244)	(24,333)	(30,579)	(185,155)
Net cash used in investing activities	(16,244)	(185,443)	(510,387)	(1,255,737)
FINANCING ACTIVITIES
Deferred grant	(49,900)		67,732
Repayments of loans		(2,001,938)	(2,007,106)	(7,752)
Proceeds from issuance of promissory notes				2,000,000
Proceeds from issuance of special warrants		7,306,000
Special warrant issuance costs		(284,509)
Proceeds from issuance of equity instruments		1,171,989	2,951,695	9,839,457
Proceeds from issuance of Units	7,929,900		29,272,271	17,518,269
Private placement issuance costs	(818,073)		(2,179,478)	(1,697,576)
Proceeds from issuance of convertible debentures		10,000,000	10,000,000
Convertible debentures issuance costs			(446,682)
Lease payments				(113,978)
Net cash provided by financing activities	7,061,927	16,191,542	37,658,432	27,538,420
Foreign exchange effect on cash	170,321	(21,751)	(132,779)	(193,730)
Net change in cash during the period	(1,560,911)	8,906,099	3,924,179	(3,504,554)
Cash, beginning of the period	4,816,906	892,727	892,727	4,397,281
Cash, end of the period	$ 3,255,995	$ 9,798,826	$ 4,816,906	$ 892,727